1405309

FORM D

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

OMB APPROVAL	
OMB Number:	3235-0076
Expires:	November 30, 2001
Estimated average burden hours per response	16.00

RECEIVED
JUL 18 2007
185

FORM D

SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

Name of Offering ([ ] check if this is an amendment and name has changed, and indicate change.)
Class A Units of Partnership Interest

Filing Under (Check box(es) that apply): [ ] Rule 504 [ ] Rule 505 [X] Rule 506 [ ] Section 4(6) [ ] ULOE

Type of Filing: [] New Filing [X] Amendment

A. BASIC IDENTIFICATION DATA

07072577

1. Enter the information requested about the issuer

Name of Issuer ([ ] check if this is an amendment and name has changed, and indicate change.)
Texas Keystone 2007 Natural Gas Limited Partnership I

Address of Executive Offices (Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
560 Epsilon Drive, Pittsburgh, PA 15238	**(412) 434-5616**
Addresses of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices)	Telephone Number (Including Area Code)

Brief Description of Business
Natural gas drilling program, development drilling in Pennsylvania, New York, West Virginia and Ohio

PROCESSED
JUL 25 2007
THOMSON FINANCIAL

Type of Business Organization
[ ] corporation [X] limited partnership, already formed
[ ] business trust [ ] limited partnership, to be formed [ ] other (please specify):

Actual or Estimated Date of Incorporation or Organization: Month 04 | Year 07 [X] Actual [ ] Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) [P] [A]

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When To File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:
This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [X] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)

Todd F. Kozel (Director of the Issuer's Managing General Partner, Texas Keystone, Inc.)

Business or Residence Address (Number and Street, City, State, Zip Code)

560 Epsilon Drive, Pittsburgh, PA 15238

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [X] Executive Officer [X] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)

David F. Kozel (Executive Officer and Director of the Issuer's Managing General Partner, Texas Keystone, Inc.)

Business or Residence Address (Number and Street, City, State, Zip Code)

560 Epsilon Drive, Pittsburgh, PA 15238

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [X] Executive Officer [X] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)

Robert F. Kozel (Executive Officer and Director of the Issuer's Managing General Partner, Texas Keystone, Inc.)

Business or Residence Address (Number and Street, City, State, Zip Code)

560 Epsilon Drive, Pittsburgh, PA 15238

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [X] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)

Frank W. Kozel (Director of the Issuer's Managing General Partner, Texas Keystone, Inc.)

Business or Residence Address (Number and Street, City, State, Zip Code)

560 Epsilon Drive, Pittsburgh, PA 15238

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [X] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)

Dennis Hinderlighter (Executive Officer of the Issuer's Managing General Partner, Texas Keystone, Inc.)

Business or Residence Address (Number and Street, City, State, Zip Code)

560 Epsilon Drive, Pittsburgh, PA 15238

Check Box(es) that Apply: [X] Promoter [X] Beneficial Owner [ ] Executive Officer [ ] Director [X] General and/or Managing Partner

Full Name (Last name first, if individual)

Texas Keystone, Inc.

Business or Residence Address (Number and Street, City, State, Zip Code)

560 Epsilon Drive, Pittsburgh, PA 15238

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	[ ]	[X]

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? .... $ 250,000 *

* may vary in the discretion of the Managing General Partner.

		Yes	No
3.	Does the offering permit joint ownership of a single unit?	[X]	[ ]

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)
Dyer, David P.

Business or Residence Address (Number and Street, City, State, Zip Code)
One Ward Parkway, #345, Kansas City, Missouri 64112

Name of Associated Broker or Dealer
Alliance Affiliated Equities Corp.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check All States or check individual States) .... [ ] All States

[AL] [AK] [AZ] [AR] [CA] [CO] [CT] [DE] [DC] [FL] [GA] [HI] [ID]
[IL] [IN] [IA] [KS] [KY] [LA] [ME] [MD] [MA] [MI] [MN] [MS] [MO]
[MT] [NE] [NV] [NH] [NJ] [NM] [NY] [NC] [ND] [OH] [OK] [OR] [PA]
[RI] [SC] [SD] [TN] [TX] [UT] [VT] [VA] [WA] [WV] [WI] [WY] [PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check All States or check individual States) .... [ ] All States

[AL] [AK] [AZ] [AR] [CA] [CO] [CT] [DE] [DC] [FL] [GA] [HI] [ID]
[IL] [IN] [IA] [KS] [KY] [LA] [ME] [MD] [MA] [MI] [MN] [MS] [MO]
[MT] [NE] [NV] [NH] [NJ] [NM] [NY] [NC] [ND] [OH] [OK] [OR] [PA]
[RI] [SC] [SD] [TN] [TX] [UT] [VT] [VA] [WA] [WV] [WI] [WY] [PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check All States or check individual States) .... [ ] All States

[AL] [AK] [AZ] [AR] [CA] [CO] [CT] [DE] [DC] [FL] [GA] [HI] [ID]
[IL] [IN] [IA] [KS] [KY] [LA] [ME] [MD] [MA] [MI] [MN] [MS] [MO]
[MT] [NE] [NV] [NH] [NJ] [NM] [NY] [NC] [ND] [OH] [OK] [OR] [PA]
[RI] [SC] [SD] [TN] [TX] [UT] [VT] [VA] [WA] [WV] [WI] [WY] [PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check All States or check individual States) .... [ ] All States

[AL] [AK] [AZ] [AR] [CA] [CO] [CT] [DE] [DC] [FL] [GA] [HI] [ID]
[IL] [IN] [IA] [KS] [KY] [LA] [ME] [MD] [MA] [MI] [MN] [MS] [MO]
[MT] [NE] [NV] [NH] [NJ] [NM] [NY] [NC] [ND] [OH] [OK] [OR] [PA]
[RI] [SC] [SD] [TN] [TX] [UT] [VT] [VA] [WA] [WV] [WI] [WY] [PR]

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box [x]* and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt...(Note with attached warrants)	$ 0	$ 0
Equity	$ 0	$ 0
[ ] Common [ ] Preferred		
Convertible Securities (including warrants)	$ 0	$ 0
Partnership Interests	$ 10,000,000	$ 0
Other (Specify)	$ 0	$ 0
Total	$ 10,000,000*	$ 0

Answer also in Appendix, Column 3, if filing under ULOE.

* Subject to increase to $10,000,000 at the discretion of the Managing General Partner.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors		$ 0
Non-accredited Investors		$ 0
Total (for filings under Rule 504 only)	0	$ 0

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C - Question 1.

Type of offering	Type of Security	Dollar Amount Sold
Rule 505		$
Regulation A		$
Rule 504		$
Total		$

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.*

Transfer Agent's Fees	[ ]	$ 0
Printing and Engraving Costs	[ ]	$ 0
Legal Fees	[ ]	$ 0
Accounting Fees	[ ]	$ 0
Engineering Fees	[ ]	$ 0
Sales Commissions (specify finders□ fees separately)	[ ]	$ 0
Other Expenses (identify)...........Travel	[ ]	$ 0
Total	[ ]	$ 0

*** The Managing Partner has paid and will pay all expenses incurred in connection with the Offering.**

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C - Question 1 and total expenses furnished in response to Part C - Question 4.a. This difference is the "adjusted gross proceeds to the issuer." .... $ 10,000,000

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C - Question 4.b above.

	Payments to Officers, Directors, & Affiliates	Payments To Others
Salaries and fees	[ ] $ 0	[ ] $ 0
Purchase of real estate	[ ] $ 0	[ ] $ 0
Purchase, rental or leasing and installation of machinery and equipment	[ ] $ 0	[ ] $ 0
Construction or leasing of plant buildings and facilities	[ ] $ 0	[ ] $ 0
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	[ ] $ 0	[ ] $ 0
Repayment of indebtedness	[ ] $ 0	[ ] $ 0
Working capital	[ ] $10,000,000	[ ] $ 0
Other (specify):		
______	[ ] $ 0	[ ] $ 0
Column Totals	[ ] $10,000,000	[ ] $ 0
Total Payments Listed (column totals added)	[ ] $10,000,000	

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date:
Texas Keystone 2007 Natural Gas Limited Partnership I	[signature]	July 17, 2007
Name of Signer (Print or Type)	Title of Signer (Print or Type)	
Robert F. Kozel	**CEO & President of Texas Keystone, Inc., Managing General Partner**	

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violation. (See 18 U.S.C. 1001.)

E. STATE SIGNATURE

1. Is any party described in 17 CFR 230.262 presently subject to any of the disqualification provisions of such rule? ..... Yes [ ] No [X]

See Appendix, Column 5, for state response.

2. The undersigned issuer hereby undertakes to furnish to any state administrator of any state in which this notice is filed, a notice on Form D (17 CFR 239.500) at such times as required by state law.

3. The undersigned issuer hereby undertakes to furnish to the state administrators, upon written request, information furnished by the issuer to offerees.

4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform Limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

Issuer (Print or Type)	Signature	Date:
Texas Keystone 2007 Natural Gas Limited Partnership I	[signature]	July 17, 2007
Name of Signer (Print or Type)	Title of Signer (Print or Type)	
Robert F. Kozel	**CEO & President of Texas Keystone, Inc., Managing General Partner**	

Instruction:
Print the name and title of the signing representative under his signature for the state portion of this form. One copy of every notice on Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

APPENDIX

1	2		3	4				5	
	Intend to sell to nonaccredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	Yes	No	$10,000,000 of Class A Units of Partnership Interests	Number of Accredited Investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
AL									
AK									
AZ									
AR									
CA									
CO									
CT									
DE									
DC									
FL									
GA									
HI									
ID									
IL									
IN		X	$25,000	1	$25,000	0	0		X
IA		X	$70,000	2	$70,000	0	0		X
KS		X	$215,000	2	$215,000	0	0		X
KY									
LA									
ME									
MD									
MA									
MI									
MN		X	$100,000	1	$100,000	0	0		X
MS									
MO		X	$50,000	1	$50,000	0	0		X
MT									
NE									
NV									
NH									
NJ									
NM									
NY									
NC									
ND									
OH									
OK									
OR									
PA									

1	2		3	4				5	
	Intend to sell to nonaccredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	Yes	No	$10,000,000 of Class A Units of Partnership Interests	Number of Accredited Investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
RI									
SC									
SD									
TN									
TX									
UT									
VT									
VA									
WA									
WV									
WI									
WY									
PR									

Form U-2

Form U-2 Uniform Consent to Service of Process

KNOW ALL MEN BY THESE PRESENTS:

That the undersigned Texas Keystone 2007 Natural Gas Limited Partnership I, a limited partnership organized under the laws of Commonwealth of Pennsylvania, for purposes of complying with the laws of the States indicated hereunder relating to either the registration or sale of securities, hereby irrevocably appoints the officers of the States so designated hereunder and their successors in such offices, its attorney in those States so designated upon whom may be served any notice, process or pleading in any action or proceeding against it arising out of, or in connection with, the sale of securities or out of violation of the aforesaid laws of the States so designated; and the undersigned does hereby consent that any such action or proceeding against it may be commenced in any court of competent jurisdiction and proper venue within the States so designated hereunder by service of process upon the officers so designated with the same effect as if the undersigned was organized or created under the laws of that State and have been served lawfully with process in that State.

It is requested that a copy of any notice, process or pleading served hereunder be mailed to:

Texas Keystone 2007 Natural Gas Limited Partnership I
560 Epsilon Drive
Pittsburgh, PA 15238

Place an "X" before the names of all the States for which the person executing this form is appointing the designated Officer of each State as its attorney in that State for receipt of service of process:

___AL	Secretary of State	__FL	Office of Financial Regulation
__AK	Administrator of the Division of Banking and Corporations, Department of Commerce and Economic Development	_ GA	Commissioner of Securities
__AZ	The Corporation Commission	___GUAM	Administrator, Department of Finance
___AR	The Securities Commissioner	___HI	Commissioner of Securities
__CA	Commissioner of Corporations	___ID	Director, Department of Finance
__CO	Securities Commissioner	__IL	Secretary of State
___CT	Banking Commissioner	_X_IN	Secretary of State
___DE	Securities Commissioner	XIA	Commissioner of Insurance
___DC	Dept. of Insurance & Securities Regulation	_X_KS	Secretary of State
__KY	Director, Division of Securities	__OH	Secretary of State
___LA	Commissioner of Securities	__OR	Director, Department of Insurance and Finance
___ME	Administrator, Securities Division	___OK	Securities Administrator
__MD	Commissioner of the Division of Securities	__PA	Pennsylvania does not require filing of a Consent to Service of Process
__MA			

\4624207.1

	Secretary of State
__MI	Commissioner, Office of Financial and Insurance Services
_X_MN	Commissioner of Commerce
__MS	Secretary of State
_X_MO	Securities Commissioner
__MT	State Auditor and Commissioner of Insurance
__NE	Director of Banking and Finance
__NV	Secretary of State
__NH	Secretary of State
__NJ	Chief, Securities Bureau
__NM	Director, Securities Division
__NY	Secretary of State
__NC	Secretary of State
__ND	Securities Commissioner
__PR	Commissioner of Financial Institutions
__RI	Director of Business Regulation
__SC	Securities Commissioner
__SD	Director of the Division of Securities
__TN	Commissioner of Commerce and Insurance
__TX	Securities Commissioner
__UT	Director, Division of Securities
__VT	Commissioner of Banking, Insurance, Securities & Health Administration
__VA	Clerk, State Corporation Commission
__WA	Director of the Department of Licensing
__WV	Commissioner of Securities
__WI	Department of Financial Institutions, Division of Securities
__WY	Secretary of State

Dated this 17th day of July, 2007
(SEAL)

Texas Keystone 2007 Natural Gas Limited Partnership I
By: Texas Keystone, Inc., Managing General Partner

By: Robert F. Kozel
Its: CEO & President

\4624207.1

CORPORATE ACKNOWLEDGMENT

Commonwealth of Pennsylvania)
County of Allegheny) ss.

On this 17th day of July, 2007 before me, Janice W. Shapiro, the undersigned officer, personally appeared Robert F. Kozel known personally to me to be the CEO and President of the above named limited partnership and acknowledged that he, as an officer being authorized so to do, executed the foregoing instrument for the purposes therein contained, by signing the name of the corporation by himself as an officer.

IN WITNESS WHEREOF I have hereunto set my hand and official seal.

Janice W. Shapiro
Notary Public/Commissioner of Oath

My Commission Expires________________

(SEAL)

COMMONWEALTH OF PENNSYLVANIA
Notarial Seal
Janice W. Shapiro, Notary Public
City of Pittsburgh, Allegheny County
My Commission Expires [illegible] 21, 2009
Member, Pennsylvania Association of Notaries

\4624207.1

McGuireWoods LLP
Dominion Tower
625 Liberty Avenue, 23rd Floor
Pittsburgh, PA 15222-3142
Phone: 412.667.6000
Fax: 412.667.6050
www.mcguirewoods.com

Janice W. Shapiro
Direct: 412.667.6017

McGUIREWOODS

jwshapiro@mcguirewoods.com
Direct Fax: 412.667.6000

July 17, 2007

VIA FEDERAL EXPRESS

The Securities and Exchange Commission
Filing Room
450 Fifth Street, NW
Washington, DC 20549

RE: TEXAS KEYSTONE 2007 NATURAL GAS LIMITED PARTNERSHIP I AMENDMENT NO. 1

Dear Sir/Madam:

On behalf of Texas Keystone 2007 Natural Gas Limited Partnership I, enclosed for filing pursuant to Regulation D under the Securities Act of 1933, as amended, are one original and four copies of Form D/Amendment No. 1, Notice of Sale of Securities.

Please acknowledge receipt of this filing by date stamping the enclosed extra copy of this letter and returning the same to me in the self-addressed, stamped envelope provided.

Should you have any questions or require any additional information, please do not hesitate to call me at the above referenced phone number.

Thank you for your attention to this matter.

Very truly yours,

Janice W. Shapiro

Janice W. Shapiro
Corporate Paralegal

Enclosures

END